CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF RISK OUTSANDING PAYABLE
	2024		2023		2022
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000	%	$’000	%	$’000

Vendor A	25.4	545	16.5	1,086	18.0	280